Risk Management - Disclosure of capital resources (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital resources [abstract]
Total equity excluding non-controlling interests per the balance sheet	£ 71,204	£ 68,292
Less: other equity instruments (recognised as AT1 capital)	(13,259)	(13,284)
Adjustment to retained earnings for foreseeable ordinary share dividends	(795)	(787)
Adjustment to retained earnings for foreseeable other equity coupons	(43)	(37)
Goodwill and intangible assets	(7,794)	(8,239)
Fair value reserves related to gains or losses on cash flow hedges	(3,707)	(7,235)	£ (853)
Defined benefit pension fund assets	(3,667)	(4,743)
Total regulatory capital	115,308	112,828
Total risk weighted assets (RWAs)	342,717	336,518
T1 capital
Capital resources [abstract]
Total regulatory capital	60,507	60,102
Other regulatory adjustments and deductions
Capital resources [abstract]
Additional value adjustments (PVA)	(1,901)	(1,726)
Goodwill and intangible assets	(7,790)	(8,224)
Deferred tax assets that rely on future profitability excluding temporary differences	(1,630)	(1,500)
Fair value reserves related to gains or losses on cash flow hedges	3,707	7,237
Excess of expected losses over impairment	(296)	(119)
Gains or losses on liabilities at fair value resulting from own credit	136	(620)
Defined benefit pension fund assets	(2,654)	(3,430)
Direct and indirect holdings by an institution of own CET1 instruments	(20)	(20)
Adjustment under IFRS 9 transitional arrangements	288	700
Other regulatory adjustments and deductions	357	396
Total regulatory capital	47,304	46,878
AT1 capital
Capital resources [abstract]
Total equity excluding non-controlling interests per the balance sheet	13,263	13,284
Other regulatory adjustments and deductions	(60)	(60)
Total regulatory capital	13,203	13,224
T2 capital
Capital resources [abstract]
Total equity excluding non-controlling interests per the balance sheet	7,966	9,000
Qualifying T2 capital (including minority interests) issued by subsidiaries	569	1,095
Adjustment under IFRS 9 transitional arrangements	0	35
Other regulatory adjustments and deductions	(160)	(160)
Total regulatory capital	68,882	70,072
Less : Ineligible T2 capital (including minority interests) issued by subsidiaries
Capital resources [abstract]
Total regulatory capital	(569)	(1,095)
Eligible liabilities
Capital resources [abstract]
Total regulatory capital	£ 46,995	£ 43,851